Fair Value Measurements - Fair Value, Assets Measured on Recurring Basis (Detail) - Fair Value, Recurring [Member]	Sep. 30, 2021 USD ($)
Assets:
Investments held in Trust Account – U.S. Treasury Securities Money Market Fund	$ 253,782,146
Private Placement Warrants [Member]
Liabilities:
Warrant Liability	11,026,051
Public Warrants [Member]
Liabilities:
Warrant Liability	10,785,054
Quoted Prices in Active Markets (Level 1) [Member]
Assets:
Investments held in Trust Account – U.S. Treasury Securities Money Market Fund	253,782,146
Quoted Prices in Active Markets (Level 1) [Member] | Private Placement Warrants [Member]
Liabilities:
Warrant Liability	0
Quoted Prices in Active Markets (Level 1) [Member] | Public Warrants [Member]
Liabilities:
Warrant Liability	10,785,054
Significant Other Observable Inputs (Level 2) [Member]
Assets:
Investments held in Trust Account – U.S. Treasury Securities Money Market Fund	0
Significant Other Observable Inputs (Level 2) [Member] | Private Placement Warrants [Member]
Liabilities:
Warrant Liability	0
Significant Other Observable Inputs (Level 2) [Member] | Public Warrants [Member]
Liabilities:
Warrant Liability	0
Significant Other Observable Inputs (Level 3) [Member]
Assets:
Investments held in Trust Account – U.S. Treasury Securities Money Market Fund	0
Significant Other Observable Inputs (Level 3) [Member] | Private Placement Warrants [Member]
Liabilities:
Warrant Liability	11,026,051
Significant Other Observable Inputs (Level 3) [Member] | Public Warrants [Member]
Liabilities:
Warrant Liability	$ 0